Business Combinations And Other Acquisitions (Tables) (Elk Horn Coal Company [Member})	12 Months Ended
Dec. 31, 2013
Elk Horn Coal Company [Member}
Business Acquisition [Line Items]
Summary Of Assets Acquired And Liabilities Assumed

(in thousands)
Cash	$ 58
Accounts receivable	2,619
Prepaid expenses and other	94
Property, plant and equipment	7,466
Mine development costs	3,000
Coal properties	111,647
Intangible assets	654
Other non-current assets	1,112
Accounts payable	(79)
Deferred revenues	(2,499)
Accrued expenses and other	(1,691)
Asset retirement obligations	(2,707)
Net assets acquired	$ 119,674
Total consideration	$ 119,674

Business Acquisition, Pro Forma Information

Year ended
December 31, 2011
Revenues:	(in thousands)
As reported	$ 367,221
Pro forma adjustments	9,477
Pro forma revenues	$ 376,698

Net Income:
As reported	$ 38,071
Pro forma adjustments	3,129
Pro forma net income	$ 41,200

Net income per limited partner unit, diluted:
As reported	$ 1.43
Pro forma adjustments	$ 0.03
Pro forma net income per limited partner unit	$ 1.46